United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                       of Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


                Date of Reporting Period: Quarter ended 12/31/05







Item 1.     Schedule of Investments

TAX-FREE INSTRUMENTS TRUST
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

     Principal
       Amount                                                                           Value

                         SHORT-TERM MUNICIPALS--98.7%(1)
                      Alabama--0.7%
 $   10,000,000  (2)  Health Care Authority for Baptist Health, AL, ROCs
                      (Series 499CE) Weekly VRDNs (Citigroup, Inc.
                      LIQ)/(Citigroup, Inc. LOC), 3.610%, 1/5/2006               $    10,000,000
     8,000,000        Jefferson County, AL Sewer System, Warrants (Series
                      2002 C-3) Weekly VRDNs (XL Capital Assurance Inc.
                      INS)/(Bank of America N.A. LIQ), 3.440%, 1/5/2006               8,000,000
                          TOTAL                                                       18,000,000
                      Alaska--3.2%
     4,140,000   (2)  Alaska State Housing Finance Corp., MERLOTS (Series
                      2005 A8) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ), 3.540%, 1/4/2006                 4,140,000
     21,000,000       Valdez, AK Marine Terminal, (Series 1994C), 3.00%
                      TOBs (Phillips Transportation Alaska,
                      Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006            21,000,000
     63,585,000       Valdez, AK Marine Terminal, (Series 2003B) Daily
                      VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),
                      3.780%, 1/2/2006                                                63,585,000
                          TOTAL                                                       88,725,000
                      Arizona--2.2%
     4,325,000        Arizona Health Facilities Authority Weekly VRDNs
                      (University Physicians, Inc.)/(J.P. Morgan Chase
                      Bank, N.A. LOC), 3.660%, 1/5/2006                               4,325,000
     4,809,000        Arizona Health Facilities Authority, (Series 2002)
                       Weekly VRDNs (Royal Oaks Life Care
                      Community)/(LaSalle Bank, N.A. LOC), 3.530%, 1/5/2006           4,809,000
     27,200,000       Arizona Health Facilities Authority, (Series 2005B)
                      Weekly VRDNs (Catholic Healthcare West)/(Bank of
                      America N.A. LOC), 3.580%, 1/4/2006                             27,200,000
     5,985,000        Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs
                      (Gannett Co., Inc.), 3.630%, 1/4/2006                           5,985,000
     1,000,000        Maricopa County, AZ, IDA, (Series 2000A) Weekly
                      VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),
                      3.550%, 1/5/2006                                                1,000,000
     5,000,000   (2)  Maricopa County, AZ, IDA, PUTTERs (Series 420)
                      Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan
                      Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC),
                      3.570%, 1/6/2006                                                5,000,000
     7,325,000   (2)  Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch
                      Apartments)/(FHLMC GTD)/
                      -----------------------------------------------------
                      (FHLMC LIQ), 3.560%, 1/5/2006                                   7,325,000
     5,625,000        Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La
                          Posada at Park Centre, Inc.)/
                      -----------------------------------------------------
                      (LaSalle Bank, N.A. LOC), 3.540%, 1/5/2006                      5,625,000
                          TOTAL                                                       61,269,000
                      Arkansas--0.0%
     1,000,000        Arkansas Development Finance Authority, (Series
                      2001) Weekly VRDNs (ENSCO, Inc.)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LOC), 3.570%, 1/5/2006                      1,000,000
                      California--1.8%
     9,500,000        California PCFA, (1996 Series C) Daily VRDNs
                      (Pacific Gas & Electric Co.)/(J.P. Morgan Chase
                      Bank, N.A. LOC), 3.730%, 1/2/2006                               9,500,000
     20,000,000       California State Department of Water Resources Power
                      Supply Program, (Series 2005G-14), 3.17% TOBs (FGIC
                      INS)/(Bayerische Landesbank and Landesbank
                      Hessen-Thueringen LIQs), Optional Tender 3/2/2006               20,000,000
     1,210,000   (2)  California State Public Works Board, Variable Rate
                      Certificates (Series 2000B) Weekly VRDNs (Regents of
                      University of California)/(MBIA Insurance Corp.
                      INS)/(Bank of America N.A. LIQ), 3.530%, 1/5/2006               1,210,000
     20,400,000       California State, (Series 2005B-1), 3.10% TOBs (Bank
                      of America N.A. LOC), Optional Tender 1/25/2006                 20,400,000
                          TOTAL                                                       51,110,000
                      Colorado--3.3%
     13,200,000  (2)  Adams County, CO, TICs/TOCs (Series 2005-T) Weekly
                      VRDNs (Platte Valley Medical Center)/(MBIA Insurance
                      Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.550%,
                      1/5/2006                                                        13,200,000
     3,210,000   (2)  Colorado Department of Transportation, ROCs (Series
                      4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global
                      Markets Holdings, Inc. LIQ), 3.560%, 1/5/2006                   3,210,000
     1,425,000        Colorado Health Facilities Authority, (Series 1998
                      F) Weekly VRDNs (Developmental Disabilities Center)/(J.P.
                      Morgan Chase Bank, N.A. LOC), 3.730%,
                      1/5/2006                                                        1,425,000
     2,290,000        Colorado Health Facilities Authority, (Series 1998D)
                      Weekly VRDNs (North Metro Community Services,
                      Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.730%,
                      1/5/2006                                                        2,290,000
      120,000         Colorado Health Facilities Authority, (Series 1998E)
                      Weekly VRDNs (Arkansas Valley)/(J.P. Morgan Chase
                      Bank, N.A. LOC), 3.880%, 1/5/2006                                120,000
      560,000         Colorado Health Facilities Authority, (Series 1998H)
                      Weekly VRDNs (Community Partnership for Child
                      Development)/(U.S. Bank, N.A. LOC), 3.580%, 1/5/2006             560,000
     1,100,000        Colorado Postsecondary Educational Facilities,
                      (Series 1997) Weekly VRDNs (Waldorf School
                      Association of Boulder, Inc. - Shining Mountain
                      Waldorf School)/(Key Bank, N.A. LOC), 3.590%,
                      1/5/2006                                                        1,100,000
      400,000         Colorado Springs, CO, Utility System, IDRBs (Series
                      1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank,
                      N.A. LOC), 3.730%, 1/5/2006 400,000
     40,000,000  (2)  Denver Urban Renewal Authority, Stapleton Tax
                      Increment Revenue (Series 2004 FR/RI-F7J) Weekly
                      VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.630%,
                      1/4/2006                                                        40,000,000
     3,745,000        Mesa County, CO, (Series 1996) Weekly VRDNs (3D
                      Systems Corp.)/(Wells Fargo Bank, N.A., Minnesota
                      LOC), 3.630%, 1/5/2006                                          3,745,000
      690,000         Moffat County, CO, PCR (Series 1984) Weekly VRDNs
                      (Tri-State Generation and Transmission
                      Association)/(AMBAC INS)/(J.P. Morgan Chase Bank,
                      N.A. LIQ), 3.400%, 1/4/2006                                      690,000
     16,805,000       Traer Creek Metropolitan District, CO, (Series 2002)
                      Weekly VRDNs (BNP Paribas SA LOC), 3.560%, 1/4/2006             16,805,000
     7,400,000        Traer Creek Metropolitan District, CO, (Series 2004)
                      Weekly VRDNs (BNP Paribas SA LOC), 3.560%, 1/4/2006             7,400,000
                          TOTAL                                                       90,945,000
                      Connecticut--1.5%
     6,200,000        Connecticut Development Authority Health Care
                      Revenue Weekly VRDNs (Corporation for Independent
                      Living)/(J.P. Morgan Chase Bank, N.A. LOC), 3.550%,
                      1/4/2006                                                        6,200,000
      735,000         Connecticut State HEFA, (Series A) Weekly VRDNs
                      (Boys & Girls Club of Greenwich)/(Allied Irish Banks
                      PLC LOC), 3.550%, 1/5/2006                                       735,000
      800,000         Connecticut State HEFA, (Series A) Weekly VRDNs
                      (Ethel Walker School)/(Allied Irish Banks PLC LOC),
                      3.550%, 1/5/2006                                                 800,000
     1,470,000        Connecticut State HEFA, (Series A) Weekly VRDNs
                         (Washington Montessori School)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LOC), 3.500%, 1/5/2006                      1,470,000
     1,455,000        Connecticut State HEFA, (Series C) Weekly VRDNs
                      (Charlotte Hungerfield Hospital)/(Bank of America
                      N.A. LOC), 3.520%, 1/5/2006                                     1,455,000
     3,500,000        Connecticut State HEFA, (Series E) Weekly VRDNs
                      (Lawrence & Memorial Hospital, Inc.)/
                      -----------------------------------------------------
                      (Radian Asset Assurance INS)/(Bank of America N.A.
                      LIQ), 3.480%, 1/4/2006                                          3,500,000
     9,745,000   (2)  Connecticut State HFA, Variable Rate Certificates
                      (Series 1998S) Weekly VRDNs (Bank of America N.A.
                      LIQ), 3.540%, 1/5/2006                                          9,745,000
     3,055,000        New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC
                      INS)/(Bank of Nova Scotia, Toronto LIQ), 3.510%,
                      1/5/2006                                                        3,055,000
     7,000,000        New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC
                      INS)/(Bank of Nova Scotia, Toronto LIQ), 3.520%,
                      1/4/2006                                                        7,000,000
     6,260,000        New Britain, CT, 4.00% BANs, 4/6/2006                           6,279,807
                          TOTAL                                                       40,239,807
                           District of Columbia--3.4%
     20,000,000  (2)  District of Columbia HFA, (Series 2005 BNY5) Weekly
                      VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New
                      York LIQ), 3.750%, 1/5/2006                                     20,000,000
     10,000,000  (2)  District of Columbia HFA, (Series 2005 BNY6) Weekly
                      VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New
                      York LIQ), 3.750%, 1/5/2006                                     10,000,000
     4,680,000   (2)  District of Columbia HFA, Roaring Fork (Series
                      1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York
                      LIQ), 3.660%, 1/5/2006                                          4,680,000
     8,330,000   (2)  District of Columbia Water & Sewer Authority,
                      MERLOTS (Series 2000 A11), 3.35% TOBs (FSA
                      INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                      11/9/2006                                                       8,330,000
     18,330,000  (2)  District of Columbia, (PT-372A) Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                      LIQ), 3.550%, 1/5/2006                                          18,330,000
     11,260,000  (2)  District of Columbia, (PT-372B) Weekly VRDNs (FSA
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.550%,
                      1/5/2006                                                        11,260,000
     5,000,000        Metropolitan Washington, DC Airports Authority,
                      (Series 2005A), 3.10% CP (J.P. Morgan Chase Bank,
                      N.A. LOC), Mandatory Tender 1/30/2006                           5,000,000
     15,000,000       Metropolitan Washington, DC Airports Authority,
                      (Series 2005A), 3.10% CP (J.P. Morgan Chase Bank,
                      N.A. LOC), Mandatory Tender 1/30/2006 15,000,000 TOTAL
                          92,600,000
                      Florida--0.4%
     5,420,000   (2)  Florida Housing Finance Corp., (PT-1345) Weekly
                      VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co.,
                      Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.640%,
                      1/5/2006                                                        5,420,000
     3,800,000        Jacksonville, FL IDA, (Series 1996) Weekly VRDNs
                      (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD), 4.560%,
                      1/5/2006                                                        3,800,000
     1,800,000        Palm Beach County, FL, (Series 2000) Weekly VRDNs
                      (Norton Gallery and School of Art, Inc.)/(Bank of
                      America N.A. LOC), 3.430%, 1/4/2006                             1,800,000
                          TOTAL                                                       11,020,000
                      Georgia--1.2%
     5,000,000   (2)  Atlanta, GA Airport General Revenue, (PA-916R)
                      Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                      LIQ), 3.590%, 1/5/2006                                          5,000,000
     4,653,000   (2)  Atlanta, GA Water & Wastewater, ROCs (Series 324)
                      Weekly VRDNs (FSA INS)/(Citigroup Global Markets
                      Holdings, Inc. LIQ), 3.560%, 1/5/2006                           4,653,000
     6,530,000        Clayton County, GA Housing Authority, (Series 2000A:
                      Summerwind) Weekly VRDNs (Double Winds Ventures
                      LLC)/(FNMA LOC), 3.560%, 1/5/2006                               6,530,000
     2,865,000        Georgia State Municipal Gas Authority, (Series B)
                      Weekly VRDNs (Bayerische Landesbank (GTD), Credit
                      Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and
                      Wachovia Bank N.A. LOCs), 3.580%, 1/4/2006                      2,865,000
     10,175,000       Municipal Electric Authority of Georgia, (Series
                      1985A), 3.13% CP (Landesbank Hessen-Thueringen (GTD)
                      LOC), Mandatory Tender 1/11/2006                                10,175,000
     3,985,000        Newnan, GA Housing Authority, (Series 2002) Weekly
                        VRDNs (Summit Point Apartments)/
                      -----------------------------------------------------
                      (Columbus Bank and Trust Co., GA LOC), 3.610%,
                      1/5/2006                                                        3,985,000
                          TOTAL                                                       33,208,000
                      Hawaii--1.0%
     1,515,000   (2)  Hawaii Finance and Development Corp., MERLOTS
                      (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia
                      Bank N.A. LIQ), 3.590%, 1/4/2006                                1,515,000
     7,500,000        Hawaii State Department of Budget & Finance, (Series
                      2004B-1) Weekly VRDNs (Hawaii Pacific
                      Health)/(Radian Asset Assurance INS)/(Bank of Nova
                      Scotia, Toronto LIQ), 3.500%, 1/4/2006                          7,500,000
     11,900,000  (2)  Hawaii State, (Series 2001-738) Weekly VRDNs (FSA
                      INS)/(Morgan Stanley LIQ), 3.550%, 1/5/2006                     11,900,000
     7,640,000   (2)  Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA
                      INS)/(Citigroup Global Markets Holdings, Inc. LIQ),
                      3.560%, 1/5/2006                                                7,640,000
                          TOTAL                                                       28,555,000
                      Illinois--7.9%
     10,000,000  (2)  ABN AMRO MuniTOPS Certificates Trust (Multistate
                      Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County,
                      IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                      3.560%, 1/5/2006                                                10,000,000
     24,000,000       Chicago, IL Board of Education, (Series 2004D)
                      Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.540%,
                      1/5/2006                                                        24,000,000
     3,445,000        Chicago, IL Midway Airport, (Series 1998B) Weekly
                      VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(MBIA
                      Insurance Corp. LOC), 3.750%, 1/2/2006                          3,445,000
     15,500,000       Chicago, IL O'Hare International Airport, (Series
                      2005C) Weekly VRDNs (CDC IXIS Financial Guaranty
                      N.A. INS)/(DePfa Bank PLC LIQ), 3.510%, 1/4/2006                15,500,000
     33,000,000       Chicago, IL O'Hare International Airport, (Series
                      2005D) Weekly VRDNs (CDC IXIS Financial Guaranty
                      N.A. INS)/(Dexia Credit Local LIQ), 3.510%, 1/4/2006            33,000,000
     4,945,000   (2)  Chicago, IL O'Hare International Airport, MERLOTS
                      (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ), 3.540%, 1/4/2006                 4,945,000
     5,995,000   (2)  Chicago, IL, (MT-201) Weekly VRDNs (Peoples Gas
                      Light & Coke Co.)/(Merrill Lynch & Co., Inc.
                      LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.600%,
                      1/5/2006                                                        5,995,000
     10,000,000  (2)  Chicago, IL, Variable Rate Certificates (Series
                      1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A.
                      LIQ), 3.610%, 1/5/2006                                          10,000,000
     13,680,000  (2)  Clipper Tax-Exempt Certificates Trust (Illinois
                      Non-AMT) (Series 2005-21) Weekly VRDNs (FSA INS)/(State
                      Street Bank and Trust Co. LIQ), 3.590%,
                      1/5/2006                                                        13,680,000
     1,000,000        Illinois Development Finance Authority IDB Weekly
                      VRDNs (Aurora Central Catholic High School)/(Allied
                      Irish Banks PLC LOC), 3.780%, 1/4/2006                          1,000,000
     4,170,000        Illinois Development Finance Authority IDB, (Series
                      1995) Weekly VRDNs (St. Paul's House)/(LaSalle Bank,
                      N.A. LOC), 3.530%, 1/4/2006                                     4,170,000
     6,845,000        Illinois Development Finance Authority, (Series
                      2001) Weekly VRDNs (Loyola Academy)/(J.P. Morgan
                      Chase Bank, N.A. LOC), 3.530%, 1/4/2006                         6,845,000
     2,675,000        Illinois Finance Authority, (Series 2004) Weekly
                      VRDNs (Kohl Children's Museum of Greater Chicago,
                      Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.530%,
                      1/4/2006                                                        2,675,000
      945,000         Illinois Health Facilities Authority, (Series 2003)
                      Weekly VRDNs (Herman M. Finch University)/(J.P.
                      Morgan Chase Bank, N.A. LOC), 3.550%, 1/4/2006                   945,000
     20,000,000       Illinois Health Facilities Authority, Revenue Bonds
                      (Series 1985B) Weekly VRDNs (OSF Health Care
                      Systems)/(Bank of America N.A. LOC), 3.550%, 1/4/2006           20,000,000
     1,200,000        Illinois Health Facilities Authority, Revolving Fund
                      Pooled Financing Program (Series 1985F) Weekly VRDNs
                      (J.P. Morgan Chase Bank, N.A. LOC), 3.550%, 1/4/2006            1,200,000
     5,660,000   (2)  Illinois State Toll Highway Authority, PUTTERs
                      (Series 999) Weekly VRDNs (FSA INS)/
                      -----------------------------------------------------
                      (Dresdner Bank AG, Frankfurt LIQ), 3.550%, 1/5/2006             5,660,000
     5,555,000   (2)  Illinois State, (Series 2001-636) Weekly VRDNs (FSA
                      INS)/(Morgan Stanley LIQ), 3.550%, 1/5/2006                     5,555,000
     22,495,000  (2)  Illinois State, Class A Certificates (Series
                      2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns
                      Cos., Inc. LIQ), 3.600%, 1/4/2006                               22,495,000
     7,045,000   (2)  Regional Transportation Authority, IL, AUSTIN
                      (Series 2003C) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of America N.A. LIQ), 3.590%, 1/5/2006               7,045,000
     8,805,000   (2)  Regional Transportation Authority, IL, MERLOTS
                      (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia
                      Bank N.A. LIQ), 3.540%, 1/4/2006                                8,805,000
     9,925,000   (2)  Regional Transportation Authority, IL, MERLOTS
                      (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ), 3.540%, 1/4/2006                 9,925,000
                          TOTAL                                                      216,885,000
                      Indiana--2.5%
     8,850,000        Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger
                      Co.)/(U.S. Bank, N.A. LOC), 3.610%, 1/5/2006                    8,850,000
     9,500,000        Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs
                      (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.610%, 1/5/2006            9,500,000
     1,680,000        Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs
                      (Fabcon LLC Project)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.730%, 1/5/2006                                1,680,000
     3,100,000        Indiana Health Facility Financing Authority, (Series
                      2002) Weekly VRDNs (United Church Homes, Inc.)/(Key
                      Bank, N.A. LOC), 3.620%, 1/4/2006                               3,100,000
     2,390,000   (2)  Indiana State HFA, MERLOTS (Series 2001-A2) Weekly
                      VRDNs (Wachovia Bank N.A. LIQ), 3.590%, 1/4/2006                2,390,000
     8,000,000        Indianapolis, IN Local Public Improvement Bond Bank,
                      (Series 2005H) Weekly VRDNs (Indianapolis, IN Waterworks
                      Department)/(MBIA Insurance Corp.
                      INS)/(DePfa Bank PLC LIQ), 3.520%, 1/5/2006                     8,000,000
     3,800,000        Jasper County, IN EDA, (Series 1998A) Weekly VRDNs
                      (Oak Grove Christian Retirement Village,
                      Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.570%,
                      1/5/2006                                                        3,800,000
     6,951,000        Portage, IN Economic Development Revenue Board,
                      (Series 1995A: Port Crossing III) Weekly VRDNs
                      (Pedcor Investments-1995-XXIII LP)/(FHLB of
                      Indianapolis LOC), 3.610%, 1/5/2006                             6,951,000
     7,000,000        Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.),
                      3.760%, 1/4/2006                                                7,000,000
     12,300,000       Whiting, IN Environmental Facilities Revenue,
                      (Series 2005) Daily VRDNs (BP Products North
                      America, Inc.)/(BP PLC GTD), 3.850%, 1/2/2006                   12,300,000
     5,010,000        Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace
                      College)/(Key Bank, N.A. LOC), 3.590%, 1/5/2006                 5,010,000
                          TOTAL                                                       68,581,000
                      Iowa--0.6%
     6,525,000        Iowa Falls, IA, (Series 1998) Weekly VRDNs
                      (Christensen Farms Midwest LLC)/(Harris, N.A. LOC),
                      3.660%, 1/5/2006                                                6,525,000
      550,000         Iowa Finance Authority, (Series 1996) Weekly VRDNs
                      (Wittern Realty, Inc. Project)/(Wells Fargo Bank,
                      N.A., Minnesota LOC), 3.730%, 1/5/2006                           550,000
     8,350,000   (2)  Tobacco Settlement Authority, IA, ROCs (Series
                      456CE) Weekly VRDNs (Citibank N.A., New York
                      LIQ)/(Citibank N.A., New York LOC), 3.570%, 1/5/2006            8,350,000
                          TOTAL                                                       15,425,000
                      Kansas--0.2%
     6,000,000        Manhattan, KS IDRB, (Series 1994) Weekly VRDNs
                      (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),
                      3.650%, 1/5/2006                                                6,000,000
                      Kentucky--0.4%
     3,000,000        Calvert City, KY Pollution Control, (Series 1993A)
                      Weekly VRDNs (Air Products & Chemicals, Inc.),
                      3.530%, 1/5/2006                                                3,000,000
     1,000,000        Calvert City, KY Pollution Control, (Series 1993B)
                      Weekly VRDNs (Air Products & Chemicals, Inc.),
                      3.530%, 1/5/2006                                                1,000,000
     3,940,000        Henderson County, KY, (Series 1996) Weekly VRDNs
                      (Audubon Metals LLC Project)/(Harris, N.A. LOC),
                      3.820%, 1/5/2006                                                3,940,000
     2,580,000        Wilmore, KY, (Series 1999) Weekly VRDNs (United
                      Methodist Retirement Community, Inc.)/
                      -----------------------------------------------------
                      (Allied Irish Banks PLC LOC), 3.660%, 1/5/2006                  2,580,000
                          TOTAL                                                       10,520,000
                      Louisiana--1.3%
     6,000,000        (2) ABN AMRO MuniTOPS Certificates Trust (Louisiana
                      Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State
                      Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ), 3.560%, 1/5/2006                                6,000,000
     2,200,000        Iberville Parish, LA, (Series 1992) Weekly VRDNs
                      (Air Products & Chemicals, Inc.), 3.530%, 1/5/2006              2,200,000
     3,000,000        Lake Charles, LA Harbor & Terminal District, (Series
                      1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank
                      of America N.A. LOC), 3.670%, 1/5/2006                          3,000,000
     12,000,000       Louisiana Local Government Environmental Facilities
                      Community Development Authority, (Series 2002)
                      Weekly VRDNs (Isidore Newman School)/(SunTrust Bank
                      LOC), 3.600%, 1/4/2006                                          12,000,000
     12,860,000  (2)  Louisiana Local Government Environmental Facilities
                      Community Development Authority, (Series 2004
                      FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman
                      Brothers Holdings, Inc. SWP), 3.630%, 1/4/2006                  12,860,000
                          TOTAL                                                       36,060,000
                      Maryland--0.2%
     4,530,000        Maryland State Health & Higher Educational
                      Facilities Authority Weekly VRDNs (Capitol
                      College)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC), 3.430%, 1/3/2006                              4,530,000
      490,000         Maryland State Health & Higher Educational
                      Facilities Authority, (Series 2001C) Weekly VRDNs
                      (Collington Episcopal Life Care Community,
                      Inc.)/(LaSalle Bank, N.A. LOC), 3.530%, 1/5/2006                 490,000
                          TOTAL                                                       5,020,000
                      Massachusetts--12.3%
     14,590,700       Canton, MA, (Series B), 4.00% BANs, 6/2/2006                    14,655,649
     14,926,000  (2)  Clipper Tax-Exempt Certificates Trust (Massachusetts
                      Non-AMT) (Series 2000-2), 2.90% TOBs (Massachusetts
                      Turnpike Authority)/(MBIA Insurance Corp. INS)/(State
                      Street Bank and Trust Co. LIQ), Optional
                      Tender 2/2/2006                                                 14,926,000
     9,500,000   (2)  Clipper Tax-Exempt Certificates Trust (Massachusetts
                      Non-AMT) (Series 2001-4), 2.82% TOBs (Massachusetts
                      Turnpike Authority)/(MBIA Insurance Corp. INS)/(State
                      Street Bank and Trust Co. LIQ), Optional
                      Tender 3/9/2006                                                 9,500,000
     22,800,000       Commonwealth of Massachusetts, (Series 2001 B)
                      Weekly VRDNs (Landesbank Hessen-Thueringen (GTD)
                      LIQ), 3.550%, 1/5/2006                                          22,800,000
     1,950,000   (2)  Commonwealth of Massachusetts, MACON (Series 2005C)
                            Weekly VRDNs (AMBAC INS)/
                      -----------------------------------------------------
                      (Bank of America N.A. LIQ), 3.540%, 1/5/2006                    1,950,000
     4,950,000   (2)  Commonwealth of Massachusetts, MERLOTS (Series
                      2002-A9) Weekly VRDNs (FSA INS)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LIQ), 3.530%, 1/4/2006                      4,950,000
     4,990,000   (2)  Commonwealth of Massachusetts, MERLOTS (Series
                      2004-C42) Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                      N.A. LIQ), 3.530%, 1/4/2006 4,990,000
     2,970,000   (2)  Commonwealth of Massachusetts, (PA-793) Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ), 3.530%, 1/5/2006               2,970,000
     22,675,000  (2)  Commonwealth of Massachusetts, PUTTERs (Series 443)
                      Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase
                      Bank, N.A. LIQs), 3.530%, 1/5/2006                              22,675,000
     4,915,000   (2)  Commonwealth of Massachusetts, Roaring Forks (Series
                      2003-10) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of New York LIQ), 3.550%, 1/5/2006                   4,915,000
     10,000,000       Everett, MA, 4.00% BANs, 9/8/2006                               10,065,110
     11,500,000  (2)  Massachusetts Bay Transit Authority Assessment
                      Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs
                      (Goldman Sachs Group, Inc. LIQ), 3.540%, 1/5/2006               11,500,000
     4,000,000   (2)  Massachusetts Bay Transportation Authority General
                      Transportation System, MERLOTS (Series 2000H) Weekly
                      VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.530%,
                      1/4/2006                                                        4,000,000
     18,215,000  (2)  Massachusetts Bay Transportation Authority Sales Tax
                      Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P.
                      Morgan Chase Bank, N.A. LIQ), 3.530%, 1/5/2006                  18,215,000
     2,000,000        Massachusetts HEFA, (Series 2003) Weekly VRDNs
                      (Emmanuel College)/(Allied Irish Banks PLC and State
                      Street Bank and Trust Co. LOCs), 3.550%, 1/5/2006               2,000,000
     20,000,000       Massachusetts HEFA, (Series 2004D) Weekly VRDNs
                      (Cape Cod Healthcare)/(Assured Guaranty Corp.
                      INS)/(Bank of America N.A. LIQ), 3.590%, 1/5/2006               20,000,000
     15,000,000       Massachusetts HEFA, (Series A-1) Weekly VRDNs
                      (Sherrill House)/(Comerica Bank LOC), 3.540%,
                      1/5/2006                                                        15,000,000
     10,160,000  (2)  Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly
                      VRDNs (Simmons College)/
                      -----------------------------------------------------
                      (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.530%,
                      1/4/2006                                                        10,160,000
     10,000,000       Massachusetts IFA, (Series 1992B), 2.90% CP (New
                      England Power Co.), Mandatory Tender 1/12/2006                  10,000,000
     15,000,000       Massachusetts IFA, (Series 1992B), 2.92% CP (New
                      England Power Co.), Mandatory Tender 1/17/2006                  15,000,000
     5,805,000        Massachusetts IFA, (Series 1995) Weekly VRDNs
                      (Goddard House)/(Bank of America N.A. LOC), 3.570%,
                      1/5/2006                                                        5,805,000
     6,200,000        Massachusetts IFA, (Series 1996) Weekly VRDNs
                      (Governor Dummer Academy)/(Citizens Bank of
                      Massachusetts LOC), 3.500%, 1/5/2006                            6,200,000
     4,134,000        Massachusetts IFA, (Series 1996) Weekly VRDNs
                      (Newbury College)/(Bank of America N.A. LOC),
                      3.550%, 1/5/2006                                                4,134,000
     2,065,000        Massachusetts IFA, (Series 1997) Weekly VRDNs
                      (Massachusetts Society for the Prevention of Cruelty
                      to Animals)/(Bank of America N.A. LOC), 3.520%,
                      1/5/2006                                                        2,065,000
     10,645,000       Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount
                      Ida College)/(Bank of America N.A. LOC), 3.550%,
                      1/5/2006                                                        10,645,000
     5,500,000   (2)  Massachusetts Municipal Wholesale Electric Co.,
                      Floater Certificates (Series 2001-674) Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ),
                      3.550%, 1/5/2006                                                5,500,000
     5,110,000   (2)  Massachusetts State College Building Authority,
                      MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC
                      INS)/(Wachovia Bank N.A. LIQ), 3.530%, 1/4/2006                 5,110,000
     10,025,000       Massachusetts State Development Finance Agency,
                      (Series 2000) Weekly VRDNs (Wentworth Institute of
                      Technology, Inc.)/(AMBAC INS)/(State Street Bank and
                      Trust Co. LIQ), 3.500%, 1/5/2006                                10,025,000
     7,045,000        Massachusetts State Development Finance Agency,
                      (Series 2001) Weekly VRDNs (The Children's
                      Museum)/(Citizens Bank of Massachusetts LOC),
                      3.510%, 1/4/2006                                                7,045,000
     4,790,000        Massachusetts State Development Finance Agency,
                      (Series 2002A) Weekly VRDNs (Assumption
                      College)/(Bank of New York LOC), 3.500%, 1/4/2006               4,790,000
     1,360,000        Massachusetts State Development Finance Agency,
                      (Series 2003) Weekly VRDNs (Boston College High
                      School)/(Citizens Bank of Massachusetts LOC),
                      3.530%, 1/4/2006                                                1,360,000
     10,000,000       Massachusetts State Development Finance Agency,
                      (Series 2004A) Weekly VRDNs (Northfield Mount Hermon
                      School)/(Radian Asset Assurance INS)/(Bank of
                      America N.A. LIQ), 3.580%, 1/5/2006                             10,000,000
     6,000,000        Massachusetts State Development Finance Agency,
                      (Series 2004B) Weekly VRDNs (Northfield Mount Hermon
                      School)/(Radian Asset Assurance INS)/(Bank of
                      America N.A. LIQ), 3.580%, 1/5/2006                             6,000,000
     10,000,000       Massachusetts State Development Finance Agency,
                      (Series 2005A) Weekly VRDNs (Suffolk
                      University)/(Assured Guaranty Corp. INS)/(Citizens
                      Bank of Massachusetts LIQ), 3.580%, 1/4/2006                    10,000,000
     10,000,000  (2)  Massachusetts State HFA, MERLOTS (Series 1999H)
                      Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                      Bank N.A. LIQ), 3.530%, 1/4/2006                                10,000,000
     11,350,000  (2)  Massachusetts Turnpike Authority, Floater
                      Certificates (Series 2000-335) Weekly VRDNs (AMBAC
                      INS)/(Morgan Stanley LIQ), 3.550%, 1/5/2006                     11,350,000
     5,090,000   (2)  Massachusetts Water Pollution Abatement Trust Pool,
                      (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc.
                      LIQ), 3.530%, 1/5/2006                                          5,090,000
     1,100,000   (2)  Massachusetts Water Pollution Abatement Trust Pool,
                      Subordinate, MERLOTS (Series 1999N) Weekly VRDNs
                      (Wachovia Bank N.A. LIQ), 3.530%, 1/4/2006                      1,100,000
     1,025,000        Massachusetts Water Resources Authority, (Series
                      2000B) Weekly VRDNs (FGIC INS)/(FGIC Securities
                      Purchase, Inc. LIQ), 3.540%, 1/4/2006                           1,025,000
                          TOTAL                                                      337,515,759
                      Minnesota--1.0%
     3,000,000   (2)  ABN AMRO MuniTOPS Certificates Trust (Minnesota
                      Non-AMT) (Series 2000-8) Weekly VRDNs
                      (Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                      LIQ), 3.520%, 1/5/2006                                          3,000,000
     22,935,000  (2)  Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs
                        (Northern States Power Co., MN)/
                      -----------------------------------------------------
                      (Lehman Brothers Holdings, Inc. SWP), 3.580%,
                      1/5/2006                                                        22,935,000
      755,000         Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald
                      R. Sizer)/(Wells Fargo Bank, N.A., Minnesota LOC),
                      3.730%, 1/5/2006                                                 755,000
      405,000         New Hope, MN, (Series 1994) Weekly VRDNs (National
                      Beauty)/(Wells Fargo Bank, N.A., Minnesota LOC),
                      3.480%, 1/5/2006                                                 405,000
                          TOTAL                                                       27,095,000
                      Mississippi--0.9%
     5,560,000        Mississippi Home Corp., (Series 2004-5: Arbor Park
                      Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA
                      LOC), 3.550%, 1/5/2006                                          5,560,000
     8,480,000   (2)  Mississippi Hospital Equipment & Facilities
                      Authority, (Series 2004 FR/RI-L70) Weekly VRDNs
                      (Baptist Memorial Healthcare)/(Lehman Brothers
                      Holdings, Inc. LIQ), 3.580%, 1/4/2006                           8,480,000
     4,300,000   (2)  Mississippi State, ROCs (Series 1043) Weekly VRDNs
                      (FGIC INS)/(Citigroup Global Markets Holdings, Inc.
                      LIQ), 3.560%, 1/5/2006                                          4,300,000
     7,000,000        Mississippi State, UT GO, 4.00% RANs, 4/1/2006                  7,017,833
                          TOTAL                                                       25,357,833
                      Missouri--1.4%
     6,847,000        Branson Creek, MO Community Improvement District,
                      Special Assessment Bonds (Series 2002) Weekly VRDNs
                      (Regions Bank, Alabama LOC), 3.780%, 1/4/2006                   6,847,000
     1,680,000        Missouri Development Finance Board, (Series 1995)
                      Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells
                      Fargo Bank, N.A., Minnesota LOC), 3.630%, 1/5/2006              1,680,000
     5,900,000        Missouri State HEFA, (Series 2002) Weekly VRDNs
                      (Barstow School)/(Commerce Bank, N.A., Kansas City
                      LOC), 3.430%, 1/5/2006                                          5,900,000
     4,000,000        Missouri State HEFA, (Series 2002) Weekly VRDNs
                      (Stowers Institute for Medical Research)/(MBIA
                      Insurance Corp. INS)/(BNP Paribas SA LIQ), 3.580%,
                      1/5/2006                                                        4,000,000
     20,000,000  (2)  St. Louis, MO, SPEARs (DB-161) Weekly VRDNs
                      (Lambert-St. Louis International Airport)/(MBIA
                      Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.550%,
                      1/5/2006                                                        20,000,000
                          TOTAL                                                       38,427,000
                      Multi State--6.8%
     16,210,136  (2)  ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly
                      VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A.
                      LOC), 3.760%, 1/4/2006                                          16,210,136
     5,440,000   (2)  Banc One Capital Higher Education Tax-Exempt Income
                      Trust, (Series 1) Weekly VRDNs (J.P. Morgan Chase
                      Bank, N.A. LOC), 3.640%, 1/5/2006                               5,440,000
     21,600,000  (2)  Charter Mac Floater Certificates Trust I, (Nat-1
                      Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
                      America N.A., Bayerische Landesbank (GTD), Dexia Credit
                      Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD),
                      Lloyds TSB Bank PLC, London and State Street Bank and
                      Trust Co. LIQs),
                      3.580%, 1/5/2006                                                21,600,000
     22,500,000  (2)  Charter Mac Floater Certificates Trust I, (Nat-2
                      Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
                      America N.A., Bayerische Landesbank (GTD), Dexia Credit
                      Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD),
                      Lloyds TSB Bank PLC, London and State Street Bank and
                      Trust Co. LIQs),
                      3.580%, 1/5/2006                                                22,500,000
     27,649,000  (2)  Clipper Tax-Exempt Certificates Trust (AMT
                      MultiState) (Series 1999-3) Weekly VRDNs (State
                      Street Bank and Trust Co. LIQ), 3.710%, 1/5/2006                27,649,000
     29,108,000  (2)  Clipper Tax-Exempt Certificates Trust (AMT
                      Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC,
                      FSA, MBIA Insurance Corp. INS) and State
                      Street Bank and Trust Co. LIQs), 3.710%, 1/5/2006               29,108,000
     22,000,000  (2)  Clipper Tax-Exempt Certificates Trust (Multistate
                      Non-AMT) (Series 2003-05) Weekly VRDNs (FGIC, Financial
                      Security Assurance, Inc., MBIA Insurance Corp. INS) and
                      State Street Bank and Trust Co.
                      LIQs), 3.630%, 1/5/2006                                         22,000,000
     8,550,000   (2)  Clipper Tax-Exempt Certificates Trust (Multistate
                      Non-AMT) (Series 2005-26) Weekly VRDNs (State Street
                      Bank and Trust Co. LIQ), 3.630%, 1/5/2006                       8,550,000
     24,674,000  (2)  Clipper Tax-Exempt Certificates Trust (Multistate
                      Non-AMT) (Series 1998-2) Weekly VRDNs (State Street
                      Bank and Trust Co. LIQ), 3.630%, 1/5/2006                       24,674,000
     10,790,000  (2)  TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/
                      -----------------------------------------------------
                      (Bayerische Landesbank (GTD) LIQ), 3.550%, 1/5/2006             10,790,000
                          TOTAL                                                      188,521,136
                      Nebraska--0.6%
     8,830,000        Douglas County, NE Hospital Authority No. 001,
                      (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle
                      Bank, N.A. LOC), 3.630%, 1/5/2006                               8,830,000
      665,000         Douglas County, NE Weekly VRDNs (Majors Plastics,
                      Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC),
                      3.730%, 1/5/2006                                                 665,000
      515,000         Douglas County, NE, Industrial Development Revenue
                      Refunding Bonds (Series 1994) Weekly VRDNs (Omaha
                      Fixture Manufacturing Project)/(J.P. Morgan Chase
                      Bank, N.A. LOC), 3.630%, 1/5/2006                                515,000
      379,000         Nebraska Investment Finance Authority, (Series 2001
                      F) Weekly VRDNs (FHLB of Topeka LIQ), 3.600%,
                      1/4/2006                                                         379,000
     6,290,000   (2)  Nebraska Investment Finance Authority, MERLOTS
                      (Series 1999A) Weekly VRDNs (Wachovia Bank N.A.
                      LIQ), 3.590%, 1/5/2006                                          6,290,000
                          TOTAL                                                       16,679,000
                      New Hampshire--0.2%
     6,175,000        New Hampshire Higher Educational & Health Facilities
                      Authority, (Series 2003) Weekly VRDNs (RiverWoods at
                      Exeter)/(Bank of America N.A. LOC), 3.620%, 1/4/2006            6,175,000
      890,000    (2)  New Hampshire State HFA, MERLOTS (Series 2002-A4)
                      Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.590%,
                      1/4/2006                                                         890,000
                          TOTAL                                                       7,065,000
                      New Jersey--6.3%
     5,100,000        Audubon, NJ School District, 4.25% GANs, 9/8/2006               5,137,237
     7,320,781        Beachwood, NJ, 4.00% BANs, 9/1/2006                             7,353,777
     6,000,000        Clifton, NJ, 4.00% BANs, 8/24/2006                              6,034,824
     5,864,000        Haddonfield, NJ, 3.25% BANs, 2/23/2006                          5,862,627
     3,889,000        Hazlet Township, NJ, 4.00% BANs, 8/4/2006                       3,912,361
     5,729,273        Hillsdale Borough, NJ, 3.50% BANs, 3/31/2006                    5,738,112
     1,490,350        Kenilworth, NJ, 4.25% BANs, 10/18/2006                          1,502,627
     5,040,000        Keyport Borough, NJ, 4.00% BANs, 8/10/2006                      5,069,621
     18,983,000       Lakewood Township, NJ, 4.00% BANs, 7/28/2006                    19,109,243
     2,400,700        Little Egg Harbor Township, NJ, 3.75% BANs, 4/5/2006            2,405,807
     11,534,950       Millstone Township, NJ, 3.50% BANs, 3/1/2006                    11,547,459
     1,635,000        New Jersey EDA, (Series 1998) Weekly VRDNs (Job
                      Haines Home)/(PNC Bank, N.A. LOC), 3.570%, 1/4/2006             1,635,000
     1,800,000        New Jersey EDA, (Series 2001) Weekly VRDNs
                      (Geriatric Services Housing Corp., Inc. - (CNJJHA
                      Assisted Living))/(Lloyds TSB Bank PLC, London LOC),
                      3.470%, 1/4/2006                                                1,800,000
     10,700,000       New Jersey EDA, Lion's Gate (Series 2005C) Weekly
                      VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of
                      Pennsylvania LOC), 3.470%, 1/4/2006                             10,700,000
     1,980,000        New Jersey Health Care Facilities Financing
                      Authority Weekly VRDNs (St. Peter's University
                      Hospital)/(Bank of America N.A. LOC), 3.550%,
                      1/4/2006                                                        1,980,000
     4,675,000        New Jersey Health Care Facilities Financing
                      Authority, (Series 2002) Daily VRDNs (Wiley
                      Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC),
                      3.510%, 1/6/2006                                                4,675,000
     7,150,000        New Jersey Health Care Facilities Financing
                      Authority, (Series 2004A-1) Weekly VRDNs (Bayshore
                      Community Hospital, NJ)/(Commerce Bank N.A., Cherry
                      Hill, NJ LOC), 3.510%, 1/5/2006                                 7,150,000
     5,660,000        New Jersey Health Care Facilities Financing
                      Authority, (Series 2005) Daily VRDNs (Recovery Management
                      Systems, Inc.)/(Commerce Bank N.A.,
                      Cherry Hill, NJ LOC), 3.510%, 1/5/2006                          5,660,000
     4,750,000   (2)  New Jersey State Transportation Trust Fund
                      Authority, (MT-166), 3.20% TOBs (FGIC INS)/(Merrill
                      Lynch & Co., Inc. LIQ), Optional Tender 10/12/2006              4,750,000
     7,500,000   (2)  New Jersey State Transportation Trust Fund
                      Authority, Floater Certificates (Series 1998-54)
                      Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.540%,
                      1/5/2006                                                        7,500,000
     2,500,000   (2)  Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs
                      (Port Authority-Port Newark Marine Terminal)/(MBIA
                      Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                      LIQ), 3.540%, 1/5/2006                                          2,500,000
     14,600,000       Ocean City, NJ, 3.70% BANs, 2/21/2006                           14,615,982
     4,755,000        Pilesgrove Township, NJ, 4.25% BANs, 9/1/2006                   4,788,743
     6,162,000        Point Pleasant Beach, NJ, 4.50% BANs, 1/5/2007                  6,220,169
     5,619,576        Saddle Brook Township, NJ, 3.75% BANs, 2/2/2006                 5,624,124
     4,100,000        Salem County, NJ Improvement Authority, (Series
                      2004) Weekly VRDNs (Friends Home At Woodstown,
                      Inc.)/(Bank of America N.A. LOC), 3.520%, 1/5/2006              4,100,000
     1,781,450        Spring Lake Boro, NJ, 4.25% BANs, 10/20/2006                    1,796,227
     4,000,000        Stafford Township, NJ Board of Education, 3.75%
                      GANs, 7/7/2006                                                  4,019,735
     3,001,828        Washington Borough, NJ, 4.375% BANs, 12/1/2006                  3,025,039
     8,525,675        Watchung Hills, NJ Regional School District, 4.50%
                      BANs, 11/30/2006                                                8,608,351
                          TOTAL                                                      174,822,065
                      New Mexico--2.6%
     2,000,000        Albuquerque, NM, (Series 1996A) Weekly VRDNs (El
                      Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota
                      LOC), 3.730%, 1/5/2006                                          2,000,000
     13,236,000  (2)  Clipper Tax-Exempt Certificates Trust (New
                      Mexico-AMT) (Series 2005-15) Weekly VRDNs (New
                      Mexico Mortgage Finance Authority)/(GNMA COL)/(State
                      Street Bank and Trust Co. LIQ), 3.710%, 1/5/2006                13,236,000
     37,937,612       New Mexico Mortgage Finance Authority, (Series
                      2005), 4.2937% TOBs (Trinity Plus Funding Co. LLC),
                      Mandatory Tender 3/1/2006                                       37,937,612
     19,995,000  (2)  New Mexico State Finance Authority Transportation
                      Revenue, (Series 2004-211) Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ),
                      3.590%, 1/4/2006                                                19,995,000
                          TOTAL                                                       73,168,612
                      New York--3.7%
     1,465,000        Albany, NY IDA, (Series 2002: Corning
                      Preserve/Hudson Riverfront) Weekly VRDNs (Albany
                      Local Development Corp.)/(Key Bank, N.A. LOC),
                      3.560%, 1/5/2006                                                1,465,000
     4,034,350        Briarcliff Manor (Village), NY, 4.25% BANs, 10/6/2006           4,070,708
     9,500,000        Clinton County, NY, 3.75% BANs, 7/20/2006                       9,545,516
     3,900,000   (2)  Metropolitan Transportation Authority, NY, MERLOTS
                      (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia
                      Bank N.A. LIQ), 3.530%, 1/4/2006                                3,900,000
     1,000,000        New York City, NY Housing Development Corp., (Series
                      2004 A) Weekly VRDNs (West 61st Street Associates
                      LLC)/(HSBC Bank USA LOC), 3.570%, 1/4/2006                      1,000,000
     18,000,000       New York City, NY IDA, Liberty Revenue Bonds (Series
                      2004 A) Weekly VRDNs (One Bryant Park
                      LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of
                      America N.A. and Citibank N.A., New York LOCs),
                      3.520%, 1/4/2006                                                18,000,000
     9,380,000   (2)  New York City, NY Transitional Finance Authority,
                      MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                      3.530%, 1/4/2006                                                9,380,000
      380,000         New York City, NY, (1995 Series F-4) Weekly VRDNs
                      (Landesbank Hessen-Thueringen (GTD) LOC), 3.520%,
                      1/4/2006                                                         380,000
     2,500,000        New York State Dormitory Authority, (Series 2005)
                      Weekly VRDNs (Pratt Institute)/(Radian Asset
                      Assurance INS)/(Citibank N.A., New York LIQ),
                      3.550%, 1/5/2006                                                2,500,000
     1,000,000   (2)  New York State Dormitory Authority, MERLOTS (Series
                      2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                      N.A. LIQ), 3.530%, 1/4/2006                                     1,000,000
     9,800,000   (2)  New York State Dormitory Authority, MERLOTS (Series
                      2002-A56) Weekly VRDNs (FGIC INS)/(Wachovia Bank
                      N.A. LIQ), 3.530%, 1/4/2006 9,800,000
     14,995,000       (2) New York State Thruway Authority-Highway & Bridge
                      Trust Fund, (MT-167), 3.20% TOBs (FGIC INS)/(Landesbank
                      Hessen-Thueringen LIQ), Optional
                      Tender 10/12/2006                                               14,995,000
     10,000,000       Oyster Bay, NY, (2005 Series A), 3.50% BANs,
                      1/20/2006                                                       10,002,412
     10,000,000       Patchogue-Medford, NY Union Free School District,
                      4.00% TANs, 6/22/2006                                           10,054,108
     2,500,000   (2)   Tobacco Settlement Financing Corp., NY, (PA-1156)
                      Weekly VRDNs (New York State)/(Merrill Lynch & Co.,
                      Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.570%,
                      1/5/2006                                                        2,500,000
     3,000,000        Union Endicott, NY CSD, 4.00% BANs, 7/18/2006                   3,013,860
                          TOTAL                                                      101,606,604
                      North Carolina--3.2%
     1,600,000        Guilford County, NC Industrial Facilities & PCFA,
                      (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch
                      Banking & Trust Co.,
                      Winston-Salem LOC), 3.550%, 1/5/2006                            1,600,000
     2,500,000        Guilford County, NC Industrial Facilities & PCFA,
                      (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch
                      Banking & Trust Co.,
                      Winston-Salem LOC), 3.550%, 1/5/2006                            2,500,000
     2,095,000        McDowell County, NC Industrial Facilities and PCFA,
                      (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch
                      Banking & Trust Co., Winston-Salem LOC), 3.550%,
                      1/5/2006                                                        2,095,000
     2,300,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2001) Weekly VRDNs (Mars Hill
                      College)/(Branch Banking & Trust Co., Winston-Salem
                      LOC), 3.550%, 1/5/2006                                          2,300,000
     2,500,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2001) Weekly VRDNs (Queens College)/(Bank of
                      America N.A. LOC), 3.550%, 1/5/2006                             2,500,000
     3,000,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2001) Weekly VRDNs (Westchester Academy,
                      Inc.)/(Wachovia Bank N.A. LOC), 3.570%, 1/5/2006                3,000,000
      575,000         North Carolina Capital Facilities Finance Agency,
                      (Series 2002) Weekly VRDNs (Goodwill Community
                      Foundation)/(Bank of America N.A. LOC), 3.550%,
                      1/5/2006                                                         575,000
     2,500,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2002) Weekly VRDNs (The Capital Area YMCA,
                      Inc.)/(Wachovia Bank N.A. LOC), 3.520%, 1/4/2006                2,500,000
     7,000,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of
                      America N.A. LOC), 3.550%, 1/5/2006                             7,000,000
     3,700,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2004) Daily VRDNs (Republic Services,
                      Inc.)/(SunTrust Bank LOC), 3.820%, 1/2/2006                     3,700,000
     4,550,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2004) Weekly VRDNs (Campbell
                      University)/(Branch Banking & Trust Co.,
                      Winston-Salem LOC), 3.550%, 1/5/2006                            4,550,000
     4,500,000        North Carolina Capital Facilities Finance Agency,
                      (Series 2005) Weekly VRDNs (Salem Academy and
                      College)/(Branch Banking & Trust Co., Winston-Salem
                      LOC), 3.550%, 1/5/2006                                          4,500,000
     4,000,000   (2)  North Carolina Eastern Municipal Power Agency,
                      MERLOTS (Series 2002-A22) Weekly VRDNs (Wachovia
                      Bank N.A. LIQ)/( (Callable 1/1/22 @ 100)), 3.540%,
                      1/4/2006                                                        4,000,000
     3,415,000   (2)  North Carolina Eastern Municipal Power Agency, Macon
                      Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank
                      of America N.A. LIQ), 3.540%, 1/5/2006                          3,415,000
     1,535,000        North Carolina Educational Facilities Finance
                      Agency, (Series 1999) Weekly VRDNs (Catawba
                      College)/(Wachovia Bank N.A. LOC), 3.520%, 1/5/2006             1,535,000
     4,500,000        North Carolina Educational Facilities Finance
                      Agency, (Series 1999) Weekly VRDNs (North Carolina
                      Wesleyan College)/(RBC Centura Bank LOC), 3.520%,
                      1/5/2006                                                        4,500,000
     6,525,000        North Carolina Medical Care Commission, (Series
                      1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home,
                      Inc.)/(Wachovia Bank N.A. LOC), 3.610%,
                      1/5/2006                                                        6,525,000
     10,175,000       North Carolina Medical Care Commission, (Series
                      2001) Weekly VRDNs (Aldersgate Retirement Community,
                      Inc.)/(Branch Banking & Trust Co., Winston-Salem
                      LOC), 3.500%, 1/4/2006                                          10,175,000
     7,085,000        North Carolina Medical Care Commission, (Series
                      2001B) Weekly VRDNs (Moses H. Cone Memorial),
                      3.510%, 1/5/2006                                                7,085,000
     5,000,000        North Carolina Medical Care Commission, (Series
                      2005) Weekly VRDNs (Southeastern Regional Medical
                      Center)/(Branch Banking & Trust Co., Winston-Salem
                      LOC), 3.550%, 1/5/2006                                          5,000,000
     4,000,000        North Carolina Medical Care Commission, (Series
                      2005B) Weekly VRDNs (United Methodist Retirement
                      Homes)/(Branch Banking & Trust Co., Winston-Salem
                      LOC), 3.550%, 1/5/2006                                          4,000,000
     4,970,000   (2)  North Carolina Municipal Power Agency No. 1, PUTTERs
                      (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan
                      Chase & Co. LIQ), 3.550%, 1/5/2006                              4,970,000
                          TOTAL                                                       88,025,000
                      Ohio--4.1%
     9,630,000        (2) ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)
                      (Series 2002-6) Weekly VRDNs (Monroe, OH Local School
                      District)/(AMBAC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ), 3.540%, 1/5/2006                                9,630,000
     5,755,000        Akron, Bath & Copley, OH Joint Township, (Series
                      2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC
                      Bank N.V. LOC), 3.540%, 1/5/2006                                5,755,000
     5,240,000        Clark County, OH, (Series 1999) Weekly VRDNs (Ohio
                      Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ),
                      3.540%, 1/5/2006                                                5,240,000
     8,000,000   (2)  Cleveland, OH Airport System, (Series 2001) SGA-126
                      Weekly VRDNs (FSA INS)/(Societe Generale, Paris
                      LIQ), 3.580%, 1/4/2006                                          8,000,000
     4,140,000        Cuyahoga County, OH Health Care Facilities, (Series
                      2001) Weekly VRDNs (Gardens of McGregor & Amasa
                      Stone)/(Key Bank, N.A. LOC), 3.560%, 1/5/2006                   4,140,000
     2,500,000        Dublin, OH, Industrial Development Refunding Revenue
                      Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank
                      of America N.A. LOC), 3.600%, 1/5/2006                          2,500,000
     1,500,000        Hamilton County, OH Hospital Facilities Authority,
                      (Series B) Revenue Bonds Weekly VRDNs (Health
                      Alliance of Greater Cincinnati)/(MBIA Insurance
                      Corp. INS)/(Credit Suisse, Zurich LIQ), 3.530%,
                      1/5/2006                                                        1,500,000
     6,610,000        Hamilton County, OH, (Series 2001A) Weekly VRDNs
                      (MLB Hilltop Health Facilities, Inc.)/
                      -----------------------------------------------------
                      (FirstMerit Bank, N.A. LOC), 3.790%, 1/5/2006                   6,610,000
     5,000,000        Hamilton County, OH, (Series 2004) Weekly VRDNs
                      (Stratford Heights)/(Bank of New York and Citizens
                      Bank of Pennsylvania LOCs), 3.550%, 1/5/2006                    5,000,000
     13,565,000       Marion County, OH Health Care Facilities, (Series
                      2002) Weekly VRDNs (United Church Homes, Inc.)/(Key
                      Bank, N.A. LOC), 3.620%, 1/4/2006                               13,565,000
     2,930,000        Ohio State Higher Educational Facilities Commission
                       Weekly VRDNs (Wilberforce College)/
                      -----------------------------------------------------
                      (Fifth Third Bank, Cincinnati LOC), 3.640%, 1/5/2006            2,930,000
     9,995,000   (2)  Ohio State Turnpike Commission, Class A Certificates
                      (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear
                      Stearns Cos., Inc. LIQ), 3.580%, 1/4/2006                       9,995,000
     6,600,000   (2)  Ohio State Turnpike Commission, Floater Certificates
                        1998-71 Weekly VRDNs (FGIC INS)/
                      -----------------------------------------------------
                      (Morgan Stanley LIQ), 3.550%, 1/5/2006                          6,600,000
     4,000,000        Ohio State Water Development Authority, (Series
                      2002) Weekly VRDNs (PEL Technologies LLC)/(Key Bank,
                      N.A. LOC), 3.590%, 1/5/2006                                     4,000,000
     10,175,000       Ohio State, Solid Waste Revenue Bonds (Series 1998)
                      Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC
                      GTD), 3.850%, 1/2/2006                                          10,175,000
     16,230,000       Portage County, OH Board of County Hospital
                      Trustees, (Series 2005) Weekly VRDNs (Robinson
                      Memorial Hospital)/(Key Bank, N.A. LOC), 3.590%,
                      1/5/2006                                                        16,230,000
                          TOTAL                                                      111,870,000
                      Pennsylvania--0.9%
     1,475,000        Allegheny County, PA HDA, (Series B1) Weekly VRDNs
                       (Presbyterian University Hospital)/
                      -----------------------------------------------------
                      (J.P. Morgan Chase Bank, N.A. LOC), 3.570%, 1/5/2006            1,475,000
     2,000,000        Montgomery County, PA IDA Weekly VRDNs (Plymouth
                      Woods)/(PNC Bank, N.A. LOC), 3.530%, 1/5/2006                   2,000,000
      600,000         Pennsylvania EDFA, (1995 Series E) Weekly VRDNs
                      (Home Nursing Agency Affiliates Project)/(PNC Bank,
                      N.A. LOC), 3.530%, 1/5/2006 600,000
     2,600,000        Pennsylvania State Higher Education Facilities
                      Authority, (Series 2002A) Daily VRDNs (Holy Family
                      College)/(Commerce Bank N.A., Cherry Hill, NJ LOC),
                      3.540%, 1/5/2006                                                2,600,000
     6,200,000        Pennsylvania State Higher Education Facilities
                      Authority, (Series 2002B) Daily VRDNs (Holy Family
                      College)/(Commerce Bank N.A., Cherry Hill, NJ LOC),
                      3.540%, 1/5/2006                                                6,200,000
     11,540,000       Pennsylvania State Higher Education Facilities
                      Authority, (Series 2004) Weekly VRDNs (Holy Family
                      University)/(Commerce Bank N.A., Cherry Hill, NJ
                      LOC), 3.540%, 1/5/2006                                          11,540,000
                          TOTAL                                                       24,415,000
                      Puerto Rico--0.3%
     9,000,000   (2)  Puerto Rico Highway and Transportation Authority,
                      (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial
                      Guaranty N.A. INS) and Dexia Credit Local LIQs),
                      Optional Tender 10/12/2006                                      9,000,000
                      South Carolina--1.1%
     7,485,000   (2)  Greer, SC Combined Utility System, MERLOTS (Series
                      2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                      N.A. LIQ), 3.540%, 1/4/2006 7,485,000
     8,235,000   (2)  Medical University of South Carolina Hospital
                      Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bank of America N.A. LIQ),
                      3.560%, 1/5/2006                                                8,235,000
     11,010,000  (2)  Piedmont Municipal Power Agency, SC, MERLOTS (Series
                      2000 A5), 3.35% TOBs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                      11/9/2006                                                       11,010,000
     2,500,000        South Carolina, EDA, (Series 2005A) Weekly VRDNs
                        (Oconee Memorial Hospital, Inc.)/
                      -----------------------------------------------------
                      (Radian Asset Assurance INS)/(RBC Centura Bank LIQ),
                      3.560%, 1/5/2006                                                2,500,000
                          TOTAL                                                       29,230,000
                      South Dakota--0.1%
     2,430,000        (2) South Dakota Housing Development Authority, MERLOTS
                      (Series 2001 A32), 3.35% TOBs (Wachovia Bank N.A.
                      LIQ), Optional Tender 11/9/2006                                 2,430,000
                      Tennessee--1.1%
      590,000         Montgomery County, TN Public Building Authority,
                      Pooled Financing Revenue Bonds (Series 1996) Weekly
                      VRDNs (Montgomery County Loan)/(Bank of America N.A.
                      LOC), 3.550%, 1/5/2006                                           590,000
     25,000,000       North Texas Tollway Authority, Variable Rate Revenue
                      Bonds (Series 2005C) Weekly VRDNs (FGIC INS)/(DePfa
                      Bank PLC LIQ), 3.550%, 1/4/2006                                 25,000,000
     4,995,000   (2)  Shelby County, TN Health Education & Housing
                      Facilities Board, PUTTERs (Series 254) Weekly VRDNs
                      (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan
                      Chase Bank, N.A. LOC), 3.670%, 1/5/2006                         4,995,000
      100,000         Washington County, TN IDB, (Series 1996) Weekly
                         VRDNs (Springbrook Properties)/
                      -----------------------------------------------------
                      (SunTrust Bank LOC), 3.550%, 1/4/2006                            100,000
                          TOTAL                                                       30,685,000
                      Texas--11.8%
     10,000,000       (2) ABN AMRO MuniTOPS Certificates Trust (Multistate
                      Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX
                      ISD)/(Texas PSFG Program GTD)/(ABN AMRO
                      Bank NV, Amsterdam LIQ), 3.540%, 1/5/2006                       10,000,000
     2,740,000   (2)  Austin, TX Electric Utility System, (PT-1699) Weekly
                      VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ),
                      3.550%, 1/5/2006                                                2,740,000
     6,585,000   (2)  Austin, TX Water and Wastewater System, MERLOTS
                      (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia
                      Bank N.A. LIQ), 3.540%, 1/4/2006                                6,585,000
     18,245,000  (2)   Austin, TX, MERLOTS (Series 2000 A3), 3.35% TOBs
                      (MBIA Insurance Corp. INS)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006             18,245,000
     7,100,000        Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs
                         (Brazosport Memorial Hospital)/
                      -----------------------------------------------------
                      (J.P. Morgan Chase Bank, N.A. LOC), 3.630%, 1/5/2006            7,100,000
     24,125,000       Brazos River Authority, TX, (Series 2001 D-1) Weekly
                      VRDNs (TXU Energy Company LLC)/(Wachovia Bank N.A.
                      LOC), 3.560%, 1/4/2006                                          24,125,000
     17,300,000       Brazos River Authority, TX, (Series 2001 D-2) Weekly
                      VRDNs (TXU Energy Company LLC)/(Wachovia Bank N.A.
                      LOC), 3.560%, 1/4/2006                                          17,300,000
     10,125,000  (2)  Brazos River Authority, TX, ROCs (Series 459CE)
                      Weekly VRDNs (TXU Energy Company LLC)/(Citibank
                      N.A., New York LIQ)/(Citibank N.A., New York LOC),
                      3.620%, 1/5/2006                                                10,125,000
     5,000,000        Capital Area Cultural Education Facilities Finance
                      Corp., TX, (Series 2005) Weekly VRDNs (John Cooper
                      School)/(Bank of America N.A. LOC), 3.550%, 1/5/2006            5,000,000
      900,000         Corpus Christi, TX IDC Weekly VRDNs (Grainger
                      (W.W.), Inc.), 3.625%                                            900,000
     7,290,000   (2)  Duncanville, TX ISD, (Series 2003 SGA 149) Weekly
                      VRDNs (Texas PSFG Program GTD)/(Societe Generale,
                      Paris LIQ), 3.600%, 1/4/2006                                    7,290,000
     23,600,000       Gulf Coast, TX IDA, Marine Terminal Revenue Bonds
                      (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.850%,
                      1/2/2006                                                        23,600,000
     21,700,000       Gulf Coast, TX Waste Disposal Authority, (Series
                      1993) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2006            21,700,000
     12,500,000       Gulf Coast, TX Waste Disposal Authority, (Series
                      1994) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2006            12,500,000
     10,000,000       Gulf Coast, TX Waste Disposal Authority, (Series
                      1998) Daily VRDNs (BP Amoco Corp.), 3.850%, 1/2/2006            10,000,000
     2,100,000        Gulf Coast, TX Waste Disposal Authority, (Series
                      2002) Daily VRDNs (BP Products North America,
                      Inc.)/(BP PLC GTD), 3.850%, 1/2/2006                            2,100,000
     12,500,000       Gulf Coast, TX Waste Disposal Authority, (Series
                      2005) Daily VRDNs (BP Products North America,
                      Inc.)/(BP PLC GTD), 3.850%, 1/2/2006                            12,500,000
      955,000         Harris County, TX IDC Weekly VRDNs (Grainger (W.W.),
                      Inc.), 3.750%, 1/4/2006                                          955,000
     2,700,000        Houston, TX Higher Education Finance Corp., (Series
                      2000) Weekly VRDNs (Houston Baptist University
                      Project)/(J.P. Morgan Chase Bank, N.A. LOC), 3.630%,
                      1/5/2006                                                        2,700,000
     4,985,000   (2)  Houston, TX Housing Finance Corp., (PT-2101) Weekly
                      VRDNs (Sweetwater Point Apartments)/(Merrill Lynch &
                      Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC),
                      3.640%, 1/5/2006                                                4,985,000
     20,075,000  (2)  Houston, TX Water & Sewer System, Class A
                      Certificates (Series 2002-187) Weekly VRDNs (FSA
                      INS)/(Bear Stearns Cos., Inc. LIQ), 3.600%, 1/4/2006            20,075,000
     6,525,000   (2)  Houston, TX Water & Sewer System, Variable
                      Certificates (Series 2002F) Weekly VRDNs (FSA
                      INS)/(Bank of America N.A. LIQ), 3.590%, 1/5/2006               6,525,000
      830,000         North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
                      Inc.)/(Bank of America N.A. LOC), 3.570%, 1/5/2006               830,000
     29,310,000  (2)  San Antonio, TX Electric & Gas System, MERLOTS
                      (Series 2002-A53), 2.75% TOBs (FSA INS)/(Wachovia
                      Bank N.A. LIQ), Optional Tender 1/25/2006                       29,310,000
     8,190,000   (2)  San Antonio, TX Electric & Gas System, (PT-1706)
                      Weekly VRDNs (BNP Paribas SA LIQ), 3.560%, 1/5/2006             8,190,000
     7,140,000        Southeast Texas Housing Finance Corp. Weekly VRDNs
                         (Rosemont at Garth Apartments)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LOC), 3.630%, 1/5/2006                      7,140,000
     3,000,000        Splendora, TX Higher Education Facilities Corp.,
                      (Series 2001) Weekly VRDNs (Oak Cliff Bible
                      Fellowship)/(Bank of America N.A. LOC), 3.600%,
                      1/5/2006                                                        3,000,000
     20,000,000       Texas State Department of Housing & Community
                      Affairs, (Series 2005A) Weekly VRDNs (FSA
                      INS)/(DePfa Bank PLC LIQ), 3.550%, 1/5/2006                     20,000,000
     4,695,000   (2)  Texas State Transportation Commission, Macon Trust
                      (Series 2005I) Weekly VRDNs (Texas State)/(Bank of
                      America N.A. LIQ), 3.550%, 1/5/2006                             4,695,000
     25,000,000       Texas State, (Series 2005), 4.50% TRANs, 8/31/2006              25,241,335
                          TOTAL                                                      325,456,335
                      Utah--1.2%
     29,350,000       Emery County, UT, PCRB (Series 1991) Weekly VRDNs
                      (Pacificorp)/(BNP Paribas SA LOC), 3.580%, 1/4/2006             29,350,000
     2,600,000        Weber County, UT IDRB, (Series 1994) Weekly VRDNs
                      (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),
                      3.650%, 1/5/2006                                                2,600,000
                          TOTAL                                                       31,950,000
                      Virginia--1.1%
      880,000         Alexandria, VA IDA, (Series 1999) Weekly VRDNs
                        (Church Schools in the Diocese of
                      Virginia)/(SunTrust Bank LOC), 3.550%, 1/4/2006                  880,000
     3,875,000        Alexandria, VA Redevelopment and Housing Authority,
                      (Series 2001) Weekly VRDNs (Potomac West
                      Apartments)/(SunTrust Bank LOC), 3.600%, 1/4/2006               3,875,000
     2,170,000        Fairfax County, VA EDA, (Series 2002) Weekly VRDNs
                      (Wolf Trap Foundation for the Performing Arts)/(Bank
                      of America N.A. LOC), 3.550%, 1/5/2006                          2,170,000
     2,400,000        Fairfax County, VA EDA, (Series 2003) Weekly VRDNs
                      (George Mason University Foundation, Inc.
                      )/(SunTrust Bank LOC), 3.550%, 1/4/2006                         2,400,000
     10,000,000  (2)  Harrisonburg, VA Redevelopment & Housing Authority,
                      (PT-485), 2.98% TOBs (Rolling Brook Village
                      Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender
                      9/7/2006                                                        10,000,000
     5,700,000        Henrico County, VA EDA, (Series 2000) Weekly VRDNs
                          (White Oak Semiconductor LP)/
                      -----------------------------------------------------
                      (Citibank N.A., New York LOC), 3.590%, 1/4/2006                 5,700,000
     2,850,000        James City County, VA IDA, (Series 1997) Weekly
                      VRDNs (Riverside Health System), 3.680%, 1/4/2006               2,850,000
     1,625,000        Newport News, VA EDA, Oyster Point Town Center
                        Weekly VRDNs (Newport News, VA)/
                      -----------------------------------------------------
                      (SunTrust Bank LIQ), 3.550%, 1/4/2006                           1,625,000
                          TOTAL                                                       29,500,000
                      Washington--2.7%
     6,995,000   (2)  Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Svenska Handelsbanken,
                      Stockholm LIQ), 3.550%, 1/5/2006                                6,995,000
     2,600,000        Everett, WA Weekly VRDNs (Bank of America N.A. LOC),
                      3.600%, 1/5/2006                                                2,600,000
     9,835,000   (2)  Seattle, WA Municipal Light & Power, MERLOTS (Series
                      2001 A42), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A.
                      LIQ), Optional Tender 11/9/2006                                 9,835,000
     7,915,000   (2)  Seattle, WA Municipal Light & Power, (PT-760) Weekly
                      VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ),
                      3.550%, 1/5/2006                                                7,915,000
     13,250,000       Tacoma, WA Housing Authority, (Series 2001: Sunset
                      Apartments) Weekly VRDNs (South Hill Associates
                      LP)/(FNMA LOC), 3.590%, 1/5/2006                                13,250,000
     19,300,000  (2)  Washington State, Class A Certificates (Series
                      2002-206) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bear Stearns Cos., Inc. LIQ), 3.600%, 1/4/2006            19,300,000
     7,300,000   (2)  Washington State, (PT-2095) Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ), 3.550%,
                      1/5/2006                                                        7,300,000
     7,990,000   (2)  Washington State, PUTTERs (Series 1000) Weekly VRDNs
                      (AMBAC INS)/(Dresdner Bank AG, Frankfurt LIQ),
                      3.550%, 1/5/2006                                                7,990,000
                          TOTAL                                                       75,185,000
                      West Virginia--1.0%
     10,500,000       Grant County, WV County Commission, PCRB (Series
                      1994), 3.20% CP (Virginia Electric & Power Co.),
                      Mandatory Tender 2/9/2006                                       10,500,000
     16,500,000       Grant County, WV County Commission, Solid Waste
                      Disposal Revenue Bonds (Series 1996), 2.90% CP
                      (Virginia Electric & Power Co.), Mandatory Tender
                      1/20/2006                                                       16,500,000
                          TOTAL                                                       27,000,000
                      Wisconsin--2.5%
     2,650,000        Combined Locks, WI, Revenue Refunding Bonds, (Series
                      1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank,
                      N.A. LOC), 3.710%, 1/5/2006                                     2,650,000
     23,000,000       Franklin, WI Community Development Authority,
                      (Series 2002) Weekly VRDNs (Indian Community School
                      of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A.
                      LOC), 3.580%, 1/4/2006                                          23,000,000
     1,370,000        Superior, WI, (Series 1998) Weekly VRDNs (Partridge
                      River Superior, Inc.)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.730%, 1/5/2006                                1,370,000
     10,100,000       Wisconsin Center District, (Series 2001A) Weekly
                      VRDNs (U.S. Bank, N.A. LOC), 3.550%, 1/4/2006                   10,100,000
     17,800,000       Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs
                      (Lloyds TSB Bank PLC, London LIQ), 3.590%, 1/4/2006             17,800,000
     6,900,000        Wisconsin Housing & EDA, Home Ownership Revenue
                      Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank
                      PLC, London LIQ), 3.590%, 1/4/2006                              6,900,000
     1,265,000        Wisconsin State HEFA, (Series 1997) Weekly VRDNs
                      (16th Street Community Health Center, Inc.)/(J.P.
                      Morgan Chase Bank, N.A. LOC), 3.540%, 1/5/2006                  1,265,000
     5,185,000        Wisconsin State HEFA, (Series 1997) Weekly VRDNs
                      (Cedar Crest, Inc.)/(J.P. Morgan Chase Bank, N.A.
                      LOC), 3.540%, 1/5/2006                                          5,185,000
                          TOTAL                                                       68,270,000
                          TOTAL MUNICIPAL INVESTMENTS--98.7%                          ,718,437,151
                      =====================================================
                          (AT AMORTIZED COST)(3)                                    2
                          OTHER ASSETS AND LIABILITIES - NET -1.3%                    34,751,016
                          TOTAL NET ASSETS -100%                                 $  2,753,188,167

=============================================================================

       Securities that are subject to the federal alternative minimum tax (AMT) represent 19.3% of the portfolio as calculated based upon total portfolio market value.
     1 Current rate and next reset date shown for Variable Rate Demand Notes.
     2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $1,117,001,136 which represents 40.6% of total net assets.
     3 Also represents cost for federal tax purposes.
       The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At December 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Percentage Based
       on Total Market Value
       --------------------------------
       --------------------------------
       First Tier     Second Tier
       --------------------------------
       --------------------------------
       98.09%         1.91%
       --------------------------------

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
CSD         --Central School District
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FHLB        --Federal Home Loan Bank
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Federal Security Assurance
GANs        --Grant Anticipation Notes
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facilities Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB(s)     --Industrial Development Revenue Bond(s)
IFA         --Industrial Finance Authority
INS         --Insured
INV         --Investment Agreement
ISD         --Independent School District
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
PCRB        --Pollution Control Revenue Bond
PSFG        --Permanent School Fund Guarantee
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SA          --Support Agreement
SPEARs      --Short Puttable Exempt Adjustable Receipts
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Offer Certificates
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        February 23, 2006